Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive 500 ETF (STXF)
Strive Emerging Markets Ex-China ETF (STXE)
Strive U.S. Energy ETF (DRLL)
Strive U.S. Semiconductor ETF (SHOC)
Strive Natural Resources and Security ETF (FTWO)
Strive 1000 Growth ETF (STXG)
Strive 1000 Value ETF (STXV)
Strive Small-Cap ETF (STXK)
Strive 1000 Dividend Growth ETF (STXD)
Strive Total Return Bond ETF (STXT)
Strive Enhanced Income Short Maturity ETF (BUXX)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated September 15, 2026
to each Summary Prospectus
dated October 31, 2025, as previously supplemented

Effective immediately, Jeffrey Sherman is removed as portfolio manager for the Funds. Effective immediately, Chris Nicholson, Vice President, serves as portfolio manager for the Funds. All references to Mr. Sherman in each Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive 500 ETF (STXF)
Strive Emerging Markets Ex-China ETF (STXE)
Strive U.S. Energy ETF (DRLL)
Strive U.S. Semiconductor ETF (SHOC)
Strive Natural Resources and Security ETF (FTWO)
Strive 1000 Growth ETF (STXG)
Strive 1000 Value ETF (STXV)
Strive Small-Cap ETF (STXK)
Strive 1000 Dividend Growth ETF (STXD)
(each, a “Fund,” and collectively, the “Funds”)
Supplement dated September 15, 2026
to the Prospectus and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as previously supplemented
Effective immediately, Jeffrey Sherman is removed as portfolio manager for the Funds. Effective immediately, Chris Nicholson, Vice President, serves as portfolio manager for the Funds. All references to Mr. Sherman in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the “Portfolio Managers” subsection of the Funds’ Prospectus:
Matthew Cole, Chief Executive Officer and Chief Investment Officer of Strive and Chris Nicholson, a Portfolio Manager of Strive, are each a co-Portfolio Manager of the Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Cole has managed the Fund since its inception and Mr. Nicholson has managed the Fund since September 2026.
The following supplements the “Portfolio Managers” subsection of the “Fund Management” section of the Funds’ Prospectus:
Mr. Nicholson has been with the Sub-Adviser since 2022. Prior to 2022, Mr. Nicholson was completing his PhD. He is responsible for research and product-development initiatives across Strive’s ETF platform and has played a leading role in the design of several Strive funds. Mr. Nicholson received a J.D. from Yale Law School and a PhD in Philosophy from the University of Michigan.
The following supplements the “Investment Sub-Adviser” subsection of the “Investment Management and Other Services” section of the Funds’ SAI:
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH SUB-ADVISER
Matthew Cole	Portfolio Manager	Chief Executive Officer and Chief Investment Officer
Chris Nicholson	Portfolio Manager	Vice President, Head of Research
The following replaces the references to Mr. Sherman in the “Portfolio Manager” section of the Funds’ SAI:
The following information is applicable as of September 15, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Chris Nicholson
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
As of September 15, 2026, Mr. Nicholson did not own shares of the Funds.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Matthew Cole’s and Chris Nicholson’s compensation is fixed. They also retain an equity interest in the holding company of Strive and receive bonuses based on the company’s performance.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive Total Return Bond ETF (STXT)
Strive Enhanced Income Short Maturity ETF (BUXX)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated September 15, 2026
to the Prospectus and Statement of Additional Information (“SAI”),
each dated October 31, 2025

Effective immediately, Jeffrey Sherman is removed as portfolio manager for the Funds. Effective immediately, Chris Nicholson, Vice President, serves as portfolio manager for the Funds. All references to Mr. Sherman in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the “Portfolio Managers” subsection of the Funds’ Prospectus:
Matthew Cole, Chief Executive Officer and Chief Investment Officer of Strive and Chris Nicholson, a Portfolio Manager of Strive, are each a co-Portfolio Manager of the Fund and are primarily responsible for the day-to-day management of the Fund’s sector allocations and duration target. Mr. Cole has managed the Fund since its inception (August 2023) and Mr. Nicholson has managed the Fund since September 2026.
Clayton Triick, Senior Portfolio Manager and Ward Bortz, ETF Portfolio Manager of Angel Oak, each have been primarily responsible for the day-to-day management of the security selection of the Fund since its inception (August 2023).
The following supplements the “Portfolio Managers” subsection of the “Fund Management” section of the Funds’ Prospectus:
Mr. Nicholson has been with Strive since 2022. Prior to 2022, Mr. Nicholson was completing his PhD. He is responsible for research and product-development initiatives across Strive’s ETF platform and has played a leading role in the design of several Strive funds. Mr. Nicholson received a J.D. from Yale Law School and a PhD in Philosophy from the University of Michigan.
The following supplements the “Investment Sub-Adviser - Strive Asset Management, LLC” subsection of the “Investment Management and Other Services” section of the Funds’ SAI:
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH STRIVE
Matthew Cole	Portfolio Manager	Chief Executive Officer and Chief Investment Officer
Chris Nicholson	Portfolio Manager	Vice President, Head of Research
The following replaces the references to Jeffrey Sherman in the “Portfolio Manager” section of the Funds’ SAI:
The following information is applicable as of September 15, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Chris Nicholson
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
As of September 15, 2026, Mr. Nicholson did not own shares of the Funds.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Matthew Cole’s and Chris Nicholson’s compensation is fixed. They also retain an equity interest in the holding company of Strive and receive bonuses based on the company’s performance.

Please retain this Supplement for future reference.
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